Accounting Policies - Summary of Useful Lives or Depreciation Rates Used for Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2020
Bottom of range | Office Fixtures and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	3 years
Bottom of range | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	3 years
Top of range | Owner-occupied properties
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	50 years
Top of range | Office Fixtures and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	15 years
Top of range | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	7 years